Schedule of Investments (unaudited)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 2.9%
Boeing Co.
2.70%, 02/01/27	USD	200	$ 182,802
2.95%, 02/01/30		200	173,833
3.25%, 02/01/35		194	157,301
3.38%, 06/15/46		140	98,118
3.85%, 11/01/48		165	121,649
3.75%, 02/01/50		280	210,298
5.81%, 05/01/50		1,787	1,780,479
5.93%, 05/01/60		295	292,164
General Dynamics Corp., 4.25%, 04/01/40		81	74,526
L3Harris Technologies, Inc.
4.40%, 06/15/28		505	485,374
4.40%, 06/15/28		1,718	1,651,233
2.90%, 12/15/29		441	381,646
Lockheed Martin Corp.
3.80%, 03/01/45		198	166,832
5.70%, 11/15/54		134	148,776
5.20%, 02/15/55		339	349,838
Northrop Grumman Corp.
7.88%, 03/01/26		1,000	1,050,952
5.25%, 05/01/50		100	101,628
4.95%, 03/15/53		128	124,697
Raytheon Technologies Corp.
3.20%, 03/15/24		1,894	1,861,799
4.13%, 11/16/28		820	789,771
4.50%, 06/01/42		202	185,934
4.15%, 05/15/45		414	351,928
4.35%, 04/15/47		252	223,319
3.13%, 07/01/50		95	68,795
2.82%, 09/01/51		224	150,439
3.03%, 03/15/52		95	66,782
5.38%, 02/27/53		260	269,982
			11,520,895
Air Freight & Logistics — 0.1%
FedEx Corp.
3.10%, 08/05/29		134	120,597
4.10%, 02/01/45		215	173,728
4.55%, 04/01/46		135	116,471
			410,796
Automobile Components — 0.2%
Aptiv PLC, 3.10%, 12/01/51		395	248,336
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32		287	245,717
4.15%, 05/01/52		210	159,843
			653,896
Automobiles — 2.0%
Daimler Truck Finance North America LLC
2.00%, 12/14/26(a)		470	419,546
5.13%, 01/19/28(a)		300	297,295
Ford Motor Co., 5.29%, 12/08/46		82	67,518
General Motors Co.
5.60%, 10/15/32		385	372,478
5.00%, 04/01/35		250	226,610
6.60%, 04/01/36		156	160,174
6.25%, 10/02/43		168	164,287
Mercedes-Benz Finance North America LLC, 5.50%, 11/27/24(a)		845	843,301
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26(a)		1,595	1,353,135
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)		2,535	2,517,065
Security		Par (000)	Value
Automobiles (continued)
Nissan Motor Co. Ltd.
3.52%, 09/17/25(a)	USD	531	$ 493,997
4.35%, 09/17/27(a)		400	363,802
Volkswagen Group of America Finance LLC
3.35%, 05/13/25(a)		350	335,209
1.25%, 11/24/25(a)		330	297,427
			7,911,844
Banks — 11.3%
AIB Group PLC, 4.26%, 04/10/25(a)		1,650	1,612,174
Bank of America Corp.
3.37%, 01/23/26		930	891,044
1.32%, 06/19/26		1,836	1,681,811
6.20%, 11/10/28		447	459,449
3.42%, 12/20/28		2,210	2,026,622
3.97%, 03/05/29		212	198,481
3.97%, 02/07/30		900	833,273
2.69%, 04/22/32		2,375	1,968,273
2.97%, 02/04/33		2,187	1,823,140
5.29%, 04/25/34		450	445,818
4.08%, 04/23/40		185	158,907
2.68%, 06/19/41		565	396,711
4.08%, 03/20/51		405	335,790
2.83%, 10/24/51		35	22,980
Series L, 4.75%, 04/21/45		140	127,601
Series N, 1.66%, 03/11/27		654	588,522
Bank of Ireland Group PLC, 6.25%, 09/16/26(a)		630	625,036
Barclays PLC
3.93%, 05/07/25		1,760	1,719,988
5.20%, 05/12/26		800	771,798
5.83%, 05/09/27		837	825,620
5.09%, 06/20/30		1,100	1,000,283
Citigroup, Inc.
1.12%, 01/28/27		80	71,315
3.89%, 01/10/28		660	625,420
2.57%, 06/03/31		1,965	1,639,432
2.56%, 05/01/32		24	19,597
6.17%, 05/25/34		391	394,407
4.75%, 05/18/46		10	8,556
Discover Bank, 4.68%, 08/09/28		300	274,292
HSBC Holdings PLC
4.30%, 03/08/26		280	270,627
7.39%, 11/03/28		755	796,814
8.11%, 11/03/33		1,215	1,348,785
6.25%, 03/09/34		1,000	1,025,049
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)		416	402,951
JPMorgan Chase & Co.
3.96%, 01/29/27		345	331,704
1.47%, 09/22/27		660	582,663
2.18%, 06/01/28		864	767,859
4.01%, 04/23/29		50	47,073
2.96%, 01/25/33		864	727,845
5.72%, 09/14/33		1,040	1,055,073
3.88%, 07/24/38		390	336,546
3.11%, 04/22/41		330	250,449
2.53%, 11/19/41		1,040	715,381
3.16%, 04/22/42		450	339,705
4.95%, 06/01/45		250	233,354
Lloyds Banking Group PLC
4.58%, 12/10/25		1,075	1,029,483
1.63%, 05/11/27		500	442,259
Mitsubishi UFJ Financial Group, Inc.
5.54%, 04/17/26		275	273,318

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	USD	850	$ 689,163
NatWest Group PLC, 5.81%, 09/13/29		1,865	1,837,595
Nordea Bank Abp, 1.50%, 09/30/26(a)		446	389,844
Santander UK PLC, 5.00%, 11/07/23(a)		617	612,903
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26		400	356,563
5.46%, 01/13/26		1,040	1,036,529
3.54%, 01/17/28		613	565,596
Toronto-Dominion Bank, 5.16%, 01/10/28		465	461,908
Wells Fargo & Co.
3.91%, 04/25/26		1,235	1,193,976
3.58%, 05/22/28		1,260	1,173,492
2.88%, 10/30/30		160	138,190
4.90%, 07/25/33		1,360	1,304,529
5.39%, 04/24/34		1,254	1,245,992
5.61%, 01/15/44		327	313,926
4.40%, 06/14/46		460	373,566
5.01%, 04/04/51		245	228,194
Westpac Banking Corp.
2.67%, 11/15/35		310	237,890
3.13%, 11/18/41		230	155,873
			44,839,007
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		780	745,517
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		310	296,295
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28		530	512,511
4.75%, 01/23/29		501	498,824
4.95%, 01/15/42		95	92,716
4.60%, 04/15/48		120	111,390
4.44%, 10/06/48		535	481,429
5.55%, 01/23/49		624	657,692
5.80%, 01/23/59		246	268,063
Keurig Dr Pepper, Inc., 4.50%, 04/15/52		145	127,770
			3,792,207
Biotechnology — 2.2%
AbbVie, Inc.
3.80%, 03/15/25		1,215	1,181,247
3.60%, 05/14/25		861	832,326
2.95%, 11/21/26		254	237,298
3.20%, 11/21/29		120	108,513
4.05%, 11/21/39		435	378,738
4.40%, 11/06/42		620	555,186
4.70%, 05/14/45		50	45,682
4.45%, 05/14/46		748	658,610
4.88%, 11/14/48		492	464,951
Amgen, Inc.
5.25%, 03/02/33		672	672,857
3.38%, 02/21/50		80	58,612
3.00%, 01/15/52		425	283,344
4.20%, 02/22/52		215	177,886
4.88%, 03/01/53		700	644,069
5.65%, 03/02/53		188	190,389
2.77%, 09/01/53		1,008	626,291
4.40%, 02/22/62		193	158,401
Gilead Sciences, Inc.
4.50%, 02/01/45		373	340,217
4.75%, 03/01/46		171	160,942
Security		Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc.
4.15%, 03/01/47	USD	225	$ 195,217
2.80%, 10/01/50		1,000	676,405
			8,647,181
Broadline Retail — 0.8%
Alibaba Group Holding Ltd.
4.20%, 12/06/47		200	156,774
3.15%, 02/09/51		500	320,988
Amazon.com, Inc.
3.15%, 08/22/27		1,443	1,357,659
4.05%, 08/22/47		295	264,603
3.10%, 05/12/51		93	69,365
3.95%, 04/13/52		115	100,232
2.70%, 06/03/60		398	255,858
3.25%, 05/12/61		400	289,391
4.10%, 04/13/62		208	179,079
			2,993,949
Capital Markets — 6.0%
Credit Suisse AG
7.95%, 01/09/25		545	556,032
3.70%, 02/21/25		800	764,483
2.95%, 04/09/25		283	265,942
Deutsche Bank AG
2.22%, 09/18/24		1,930	1,905,564
1.45%, 04/01/25		190	180,545
6.72%, 01/18/29		985	986,404
7.08%, 02/10/34		515	476,393
Goldman Sachs Group, Inc.
4.48%, 08/23/28		1,702	1,645,521
3.81%, 04/23/29		195	181,015
2.60%, 02/07/30		500	425,839
1.99%, 01/27/32		500	393,612
2.62%, 04/22/32		830	680,699
2.38%, 07/21/32		500	400,500
2.65%, 10/21/32		650	529,832
3.10%, 02/24/33		290	244,978
6.45%, 05/01/36		125	130,587
5.15%, 05/22/45		30	28,010
Series VAR, 1.09%, 12/09/26		37	32,972
Intercontinental Exchange, Inc.
4.60%, 03/15/33		345	334,378
4.25%, 09/21/48		110	95,266
Morgan Stanley
3.62%, 04/17/25		855	838,010
2.19%, 04/28/26		70	65,710
4.68%, 07/17/26		1,520	1,491,557
1.59%, 05/04/27		1,390	1,244,353
1.51%, 07/20/27		735	651,186
3.77%, 01/24/29		300	280,073
5.12%, 02/01/29		725	715,022
5.16%, 04/20/29		714	705,279
2.70%, 01/22/31		470	399,732
2.94%, 01/21/33		230	191,182
4.46%, 04/22/39		156	138,966
3.22%, 04/22/42		815	618,014
4.30%, 01/27/45		260	227,448
Northern Trust Corp., 3.95%, 10/30/25		69	66,486
UBS Group AG
3.09%, 05/14/32(a)		1,600	1,294,281
6.54%, 08/12/33(a)		1,200	1,229,295

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
UBS Group AG
9.02%, 11/15/33(a)	USD	2,000	$ 2,397,276
5.96%, 01/12/34(a)		1,030	1,024,592
			23,837,034
Chemicals — 1.0%
Celanese U.S. Holdings LLC, 5.90%, 07/05/24		1,100	1,097,662
DuPont de Nemours, Inc., 5.32%, 11/15/38		318	315,078
Eastman Chemical Co.
5.75%, 03/08/33		1,035	1,033,747
4.80%, 09/01/42		135	117,454
Ecolab, Inc., 2.70%, 12/15/51		400	265,149
Nutrien Ltd.
5.90%, 11/07/24		246	246,072
4.90%, 03/27/28		488	478,625
5.80%, 03/27/53		91	91,307
Sherwin-Williams Co.
3.45%, 08/01/25		34	32,648
2.30%, 05/15/30		244	204,883
4.50%, 06/01/47		49	42,901
2.90%, 03/15/52		100	64,347
			3,989,873
Commercial Services & Supplies — 0.3%
GATX Corp., 4.35%, 02/15/24		510	503,691
Republic Services, Inc.
0.88%, 11/15/25		40	35,986
4.88%, 04/01/29		500	499,205
			1,038,882
Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 05/23/29		280	271,088
2.30%, 11/15/30		159	128,435
2.75%, 05/24/31		663	543,169
			942,692
Consumer Finance — 3.1%
Ally Financial, Inc.
5.75%, 11/20/25		1,023	985,212
6.99%, 06/13/29		1,775	1,752,819
American Express Co., 4.90%, 02/13/26		366	362,242
American Honda Finance Corp., 1.30%, 09/09/26		29	25,824
Capital One Financial Corp.
2.64%, 03/03/26		1,295	1,209,237
3.75%, 07/28/26		122	113,616
3.80%, 01/31/28		425	390,544
2.36%, 07/29/32		410	289,547
2.62%, 11/02/32		275	211,841
5.82%, 02/01/34		410	391,171
6.38%, 06/08/34		520	516,274
General Motors Financial Co., Inc.
5.10%, 01/17/24		81	80,703
2.90%, 02/26/25		542	514,267
4.35%, 04/09/25		284	276,572
5.00%, 04/09/27		512	498,238
5.80%, 06/23/28		156	155,405
Hyundai Capital America
1.00%, 09/17/24(a)		2,461	2,314,352
5.80%, 06/26/25(a)		860	858,351
1.80%, 10/15/25(a)		310	282,778
Toyota Motor Credit Corp.
1.15%, 08/13/27		390	337,140
Security		Par (000)	Value
Consumer Finance (continued)
Toyota Motor Credit Corp.
5.45%, 11/10/27	USD	178	$ 181,554
2.15%, 02/13/30		539	461,111
			12,208,798
Consumer Staples Distribution & Retail — 0.6%
7-Eleven, Inc.
0.80%, 02/10/24(a)		525	508,833
0.95%, 02/10/26(a)		755	674,465
CVS Health Corp.
5.00%, 02/20/26		659	655,940
5.30%, 12/05/43		100	95,647
5.13%, 07/20/45		331	306,219
4.25%, 04/01/50		122	101,056
			2,342,160
Containers & Packaging — 0.9%
Berry Global, Inc., 1.57%, 01/15/26		1,938	1,747,563
WRKCo, Inc.
3.90%, 06/01/28		1,075	1,001,534
3.00%, 06/15/33		896	728,641
			3,477,738
Diversified Consumer Services — 0.4%
Johns Hopkins University, Series A, 4.71%, 07/01/32		1,050	1,047,294
Northwestern University, 4.64%, 12/01/44		255	246,691
University of Miami, Series 2022, 4.06%, 04/01/52		170	144,305
University of Southern California, Series 2017, 3.84%, 10/01/47		205	178,522
			1,616,812
Diversified REITs — 2.4%
American Tower Corp.
3.95%, 03/15/29		215	198,117
3.80%, 08/15/29		450	410,528
2.90%, 01/15/30		281	242,363
2.10%, 06/15/30		380	306,859
2.70%, 04/15/31		777	644,310
2.30%, 09/15/31		197	156,716
5.65%, 03/15/33		1,501	1,522,039
Crown Castle, Inc.
3.65%, 09/01/27		230	214,973
3.80%, 02/15/28		250	233,012
4.30%, 02/15/29		55	51,711
3.10%, 11/15/29		260	226,380
2.25%, 01/15/31		350	285,264
2.10%, 04/01/31		100	79,981
2.50%, 07/15/31		445	365,574
5.10%, 05/01/33		905	889,329
2.90%, 04/01/41		280	196,334
4.15%, 07/01/50		30	23,801
3.25%, 01/15/51		60	40,895
Equinix, Inc.
2.90%, 11/18/26		207	189,797
3.20%, 11/18/29		123	107,985
2.50%, 05/15/31		1,496	1,218,036
3.00%, 07/15/50		160	103,584
2.95%, 09/15/51		345	218,736
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/30		176	152,532
VICI Properties LP
5.13%, 05/15/32		1,421	1,329,550
5.63%, 05/15/52		118	105,114
			9,513,520

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services — 2.7%
AT&T Inc.
4.35%, 03/01/29	USD	50	$ 48,033
4.50%, 05/15/35		2,380	2,187,939
4.90%, 08/15/37		250	234,635
3.50%, 06/01/41		387	297,094
3.65%, 06/01/51		220	161,506
NTT Finance Corp., 1.16%, 04/03/26(a)		1,395	1,248,482
Sprint Capital Corp., 6.88%, 11/15/28		1,869	1,981,128
Telefonica Emisiones SAU
4.10%, 03/08/27		300	287,831
4.90%, 03/06/48		360	300,458
Verizon Communications, Inc.
3.88%, 02/08/29		250	234,471
1.50%, 09/18/30		810	640,144
2.36%, 03/15/32		1,966	1,581,223
5.05%, 05/09/33		205	202,719
5.85%, 09/15/35		690	711,919
4.27%, 01/15/36		200	180,327
4.81%, 03/15/39		43	40,231
2.65%, 11/20/40		340	236,502
3.40%, 03/22/41		136	104,966
2.85%, 09/03/41		350	248,929
			10,928,537
Electric Utilities — 8.4%
AES Corp.
1.38%, 01/15/26		1,007	899,442
3.95%, 07/15/30(a)		158	141,650
2.45%, 01/15/31		645	521,344
Alabama Power Co., 3.94%, 09/01/32		595	549,264
Baltimore Gas & Electric Co.
3.50%, 08/15/46		200	150,888
3.20%, 09/15/49		250	180,995
2.90%, 06/15/50		20	13,333
5.40%, 06/01/53		78	79,240
Colbun SA, 3.15%, 01/19/32(a)		615	516,483
Duke Energy Carolinas LLC
2.85%, 03/15/32		203	172,536
4.95%, 01/15/33		111	110,178
3.95%, 03/15/48		200	162,964
3.20%, 08/15/49		976	701,993
5.40%, 01/15/54		38	38,716
Duke Energy Corp.
5.00%, 12/08/25		280	278,010
2.45%, 06/01/30		119	99,929
Duke Energy Florida LLC
2.50%, 12/01/29		1,307	1,128,397
3.85%, 11/15/42		273	222,504
Duke Energy Progress LLC
3.45%, 03/15/29		328	300,725
6.30%, 04/01/38		48	51,776
4.10%, 03/15/43		100	83,845
4.15%, 12/01/44		34	28,197
3.70%, 10/15/46		70	54,354
3.60%, 09/15/47		400	306,391
5.35%, 03/15/53		526	529,345
Edison International
5.25%, 11/15/28		935	909,839
6.95%, 11/15/29		424	445,996
Emera U.S. Finance LP, 0.83%, 06/15/24		420	397,171
Enel Finance International NV, 1.38%, 07/12/26(a)		1,145	1,010,824
Eversource Energy, 5.45%, 03/01/28		544	547,648
Security		Par (000)	Value
Electric Utilities (continued)
Exelon Corp.
4.05%, 04/15/30	USD	95	$ 88,775
4.70%, 04/15/50		135	119,306
FirstEnergy Corp., Series B, 4.15%, 07/15/27		150	142,475
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		920	897,085
4.55%, 04/01/49(a)		55	45,882
Florida Power & Light Co.
5.95%, 02/01/38		550	591,940
3.15%, 10/01/49		107	78,003
2.88%, 12/04/51		167	115,434
Georgia Power Co., 4.70%, 05/15/32		1,060	1,024,594
Interstate Power & Light Co., 3.25%, 12/01/24		350	337,833
MidAmerican Energy Co.
3.65%, 04/15/29		581	539,553
4.25%, 07/15/49		575	488,939
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25		205	205,771
1.90%, 06/15/28		472	404,500
2.25%, 06/01/30		196	163,017
Northern States Power Co.
2.60%, 06/01/51		331	212,237
4.50%, 06/01/52		325	292,584
NRG Energy, Inc., 2.45%, 12/02/27(a)		558	470,231
Ohio Power Co.
5.00%, 06/01/33		88	86,332
4.00%, 06/01/49		225	182,146
Series D, 6.60%, 03/01/33		675	727,972
Series R, 2.90%, 10/01/51		438	290,690
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		374	353,153
3.75%, 04/01/45		222	181,370
3.80%, 06/01/49		163	131,497
2.70%, 11/15/51		324	209,841
Pacific Gas & Electric Co.
4.25%, 08/01/23		250	249,744
3.45%, 07/01/25		975	920,566
3.30%, 12/01/27		565	495,330
2.50%, 02/01/31		315	246,608
4.45%, 04/15/42		45	33,972
4.00%, 12/01/46		136	91,151
4.95%, 07/01/50		678	532,508
3.50%, 08/01/50		525	333,955
5.25%, 03/01/52		370	300,489
6.70%, 04/01/53		280	274,886
PacifiCorp
2.90%, 06/15/52		330	205,640
5.35%, 12/01/53		460	420,213
5.50%, 05/15/54		135	126,657
PECO Energy Co.
4.90%, 06/15/33		709	707,690
4.38%, 08/15/52		329	290,543
Public Service Co. of Colorado, Series 36, 2.70%, 01/15/51		341	215,810
Public Service Electric & Gas Co.
4.90%, 12/15/32		895	893,760
4.65%, 03/15/33		700	686,753
2.05%, 08/01/50		79	46,492
3.00%, 03/01/51		311	218,610
San Diego Gas & Electric Co.
5.35%, 04/01/53		618	612,960
Series WWW, 2.95%, 08/15/51		178	120,437

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co.
1.10%, 04/01/24	USD	1,135	$ 1,095,700
4.00%, 04/01/47		248	196,905
3.45%, 02/01/52		200	143,041
5.70%, 03/01/53		345	344,923
Series 20A, 2.95%, 02/01/51		210	137,518
Series B, 4.88%, 03/01/49		222	199,403
Series E, 3.70%, 08/01/25		308	296,484
Series E, 5.45%, 06/01/52		471	457,576
Series H, 3.65%, 06/01/51		124	91,962
Tampa Electric Co.
4.30%, 06/15/48		182	152,060
4.45%, 06/15/49		115	97,460
3.45%, 03/15/51		170	121,553
Vistra Operations Co. LLC
3.55%, 07/15/24(a)		1,315	1,270,036
5.13%, 05/13/25(a)		1,410	1,374,688
Wisconsin Electric Power Co., 2.05%, 12/15/24		291	276,389
			33,295,609
Electrical Equipment — 0.0%
Carrier Global Corp., 2.24%, 02/15/25		51	48,234
Energy Equipment & Services — 0.1%
Halliburton Co.
3.80%, 11/15/25		30	28,975
2.92%, 03/01/30		348	305,776
5.00%, 11/15/45		183	165,580
			500,331
Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 09/15/23		344	342,709
6.50%, 07/15/25		275	276,360
5.75%, 06/06/28		1,045	1,036,356
Aviation Capital Group LLC
1.95%, 01/30/26(a)		194	172,790
1.95%, 09/20/26(a)		1,285	1,113,452
Glencore Funding LLC, 5.70%, 05/08/33(a)		801	794,732
Nasdaq, Inc.
5.55%, 02/15/34		780	783,068
5.95%, 08/15/53		335	343,003
			4,862,470
Food Products — 0.4%
General Mills, Inc.
4.95%, 03/29/33		455	450,935
3.00%, 02/01/51		82	57,908
Kraft Heinz Foods Co.
3.00%, 06/01/26		248	234,008
4.88%, 10/01/49		860	784,721
			1,527,572
Ground Transportation — 2.1%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		350	370,174
4.40%, 03/15/42		235	212,822
4.90%, 04/01/44		407	393,644
3.55%, 02/15/50		115	91,229
2.88%, 06/15/52		166	113,483
Canadian National Railway Co., 3.85%, 08/05/32		468	435,629
Canadian Pacific Railway Co.
2.05%, 03/05/30		45	37,748
3.10%, 12/02/51		340	240,978
Security		Par (000)	Value
Ground Transportation (continued)
CSX Corp.
4.25%, 03/15/29	USD	108	$ 104,546
4.30%, 03/01/48		50	43,505
4.75%, 11/15/48		71	65,683
2.50%, 05/15/51		254	161,267
Norfolk Southern Corp.
3.80%, 08/01/28		418	395,272
4.45%, 03/01/33		533	510,000
4.45%, 06/15/45		40	34,637
3.94%, 11/01/47		170	137,342
4.15%, 02/28/48		5	4,200
3.40%, 11/01/49		100	73,674
3.05%, 05/15/50		463	320,107
3.70%, 03/15/53		355	273,275
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.45%, 07/01/24(a)		60	58,446
4.00%, 07/15/25(a)		2,045	1,956,135
5.75%, 05/24/26(a)		505	500,169
5.88%, 11/15/27(a)		305	302,373
5.55%, 05/01/28(a)		75	73,843
Ryder System, Inc.
2.85%, 03/01/27		510	465,920
5.65%, 03/01/28		229	229,096
Union Pacific Corp.
4.05%, 03/01/46		105	87,688
4.50%, 09/10/48		182	163,597
3.50%, 02/14/53		84	64,902
3.95%, 08/15/59		134	108,373
3.84%, 03/20/60		489	388,978
			8,418,735
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories
3.75%, 11/30/26		158	154,042
4.75%, 11/30/36		220	220,868
4.75%, 04/15/43		243	238,017
Baxter International, Inc., 2.54%, 02/01/32		670	542,715
Becton Dickinson & Co.
3.73%, 12/15/24		48	46,599
3.70%, 06/06/27		759	721,638
GE HealthCare Technologies, Inc., 5.55%, 11/15/24		775	771,199
Medtronic Global Holdings SCA
4.25%, 03/30/28		519	506,558
4.50%, 03/30/33		626	613,545
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31		950	775,045
4.95%, 11/21/32		140	142,524
			4,732,750
Health Care Providers & Services — 2.1%
Aetna, Inc.
3.50%, 11/15/24		656	635,479
3.88%, 08/15/47		348	271,234
Banner Health, 2.91%, 01/01/42		183	133,409
CommonSpirit Health
3.35%, 10/01/29		450	395,888
2.78%, 10/01/30		139	116,853
3.91%, 10/01/50		340	262,692
Elevance Health, Inc.
2.38%, 01/15/25		35	33,270
5.50%, 10/15/32		624	641,479
4.65%, 01/15/43		47	42,939
5.10%, 01/15/44		298	282,509
4.65%, 08/15/44		222	199,341

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.
3.13%, 05/15/50	USD	90	$ 62,753
HCA, Inc.
5.25%, 06/15/49		410	369,956
3.50%, 07/15/51		364	251,831
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		251	202,802
Memorial Health Services, 3.45%, 11/01/49		265	194,373
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	107,419
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		105	97,098
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		310	236,125
Sutter Health
Series 20A, 2.29%, 08/15/30		388	320,746
Series 20A, 3.36%, 08/15/50		177	127,030
UnitedHealth Group, Inc.
2.30%, 05/15/31		375	317,082
4.50%, 04/15/33		610	594,142
3.50%, 08/15/39		433	363,169
2.75%, 05/15/40		215	159,718
5.70%, 10/15/40		155	163,465
4.63%, 11/15/41		370	346,771
4.75%, 07/15/45		382	365,542
4.25%, 06/15/48		40	35,257
3.70%, 08/15/49		150	120,482
3.25%, 05/15/51		129	96,222
5.88%, 02/15/53		385	427,630
3.88%, 08/15/59		41	33,326
6.05%, 02/15/63		200	226,155
			8,234,187
Health Care REITs — 0.2%
Healthpeak OP LLC
3.00%, 01/15/30		229	198,925
5.25%, 12/15/32		312	303,618
Ventas Realty LP, 3.00%, 01/15/30		355	303,642
			806,185
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 2.88%, 03/11/41(a)		795	605,450
Industrial REITs — 0.4%
Prologis LP
3.88%, 09/15/28		109	103,093
2.88%, 11/15/29		73	63,893
2.25%, 04/15/30		160	135,610
5.13%, 01/15/34		1,225	1,216,255
			1,518,851
Insurance — 1.1%
Allstate Corp., Series B, 5.75%, 08/15/53		788	775,447
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31		400	319,183
2.60%, 12/02/31		290	238,822
5.35%, 02/28/33		626	630,560
Aon Global Ltd., 4.00%, 11/27/23		1,760	1,747,916
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26		200	193,602
2.25%, 11/15/30		289	240,229
2.38%, 12/15/31		42	34,221
Progressive Corp., 3.00%, 03/15/32		175	152,278
			4,332,258
Interactive Media & Services — 0.6%
Alphabet, Inc., 1.90%, 08/15/40		86	59,229
Security		Par (000)	Value
Interactive Media & Services (continued)
Meta Platforms, Inc.
3.85%, 08/15/32	USD	590	$ 548,018
4.95%, 05/15/33		13	12,990
Netflix, Inc.
4.88%, 04/15/28		623	616,128
5.38%, 11/15/29(a)		27	27,100
4.88%, 06/15/30(a)		1,169	1,150,406
			2,413,871
IT Services — 1.1%
Fiserv, Inc.
2.75%, 07/01/24		170	164,937
3.85%, 06/01/25		266	256,957
4.40%, 07/01/49		75	63,373
Global Payments, Inc.
1.20%, 03/01/26		1,570	1,395,220
3.20%, 08/15/29		1,315	1,142,978
2.90%, 05/15/30		578	489,900
Mastercard, Inc.
3.35%, 03/26/30		70	65,230
3.65%, 06/01/49		30	24,962
PayPal Holdings, Inc.
1.65%, 06/01/25		138	129,141
4.40%, 06/01/32		414	398,910
3.25%, 06/01/50		15	10,875
S&P Global, Inc.
2.90%, 03/01/32		130	112,677
3.25%, 12/01/49		80	60,138
			4,315,298
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		370	360,633
6.48%, 10/23/45		34	31,964
5.75%, 04/01/48		400	342,384
5.13%, 07/01/49		633	497,996
4.80%, 03/01/50		415	313,117
3.70%, 04/01/51		424	267,917
3.90%, 06/01/52		500	327,182
Comcast Corp.
4.15%, 10/15/28		20	19,378
3.25%, 11/01/39		426	337,913
3.75%, 04/01/40		530	446,545
4.60%, 08/15/45		254	230,811
3.40%, 07/15/46		490	371,865
4.00%, 03/01/48		40	33,334
4.00%, 11/01/49		160	132,060
2.89%, 11/01/51		260	174,319
2.94%, 11/01/56		1,077	701,367
Discovery Communications LLC, 3.80%, 03/13/24		100	98,553
Interpublic Group of Cos., Inc.
4.75%, 03/30/30		3	2,909
3.38%, 03/01/41		103	75,105
Meta Platforms, Inc., 5.60%, 05/15/53		377	387,183
Time Warner Cable LLC, 4.50%, 09/15/42		137	102,475
TWDC Enterprises 18 Corp., 4.13%, 06/01/44		65	57,117
Walt Disney Co.
3.50%, 05/13/40		216	178,592
3.60%, 01/13/51		132	105,036
Warnermedia Holdings, Inc., 3.79%, 03/15/25		160	154,246
			5,750,001

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining — 0.7%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	USD	230	$ 222,106
Newmont Corp., 2.25%, 10/01/30		100	81,929
Nucor Corp., 2.98%, 12/15/55		13	8,313
Rio Tinto Finance U.S.A. PLC, 5.00%, 03/09/33		797	804,009
Steel Dynamics, Inc.
2.40%, 06/15/25		126	117,684
1.65%, 10/15/27		720	611,595
3.25%, 10/15/50		180	118,288
Teck Resources Ltd.
6.00%, 08/15/40		45	43,842
6.25%, 07/15/41		58	58,493
5.20%, 03/01/42		533	474,787
5.40%, 02/01/43		61	55,237
			2,596,283
Multi-Utilities — 1.9%
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33		360	359,354
Series AG, 3.00%, 03/01/32		165	142,691
CMS Energy Corp.
3.00%, 05/15/26		310	290,142
4.88%, 03/01/44		126	114,262
Consumers Energy Co.
3.60%, 08/15/32		280	252,207
4.63%, 05/15/33		290	282,087
2.50%, 05/01/60		160	91,843
Dominion Energy, Inc.
3.90%, 10/01/25		650	626,141
Series A, 1.45%, 04/15/26		425	381,558
Series C, 3.38%, 04/01/30		333	297,852
NiSource, Inc.
0.95%, 08/15/25		250	227,984
5.25%, 03/30/28		394	393,688
5.40%, 06/30/33		575	575,384
5.25%, 02/15/43		55	52,599
4.80%, 02/15/44		304	275,775
Sempra Energy
5.40%, 08/01/26		1,196	1,190,151
3.40%, 02/01/28		1,292	1,189,155
Virginia Electric & Power Co.
4.00%, 01/15/43		112	92,571
3.30%, 12/01/49		191	136,839
Series B, 6.00%, 01/15/36		436	455,146
			7,427,429
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29		67	56,656
4.70%, 07/01/30		147	139,581
4.90%, 12/15/30		984	952,371
2.00%, 05/18/32		45	33,975
1.88%, 02/01/33		355	259,426
2.95%, 03/15/34		335	264,223
4.85%, 04/15/49		65	54,482
3.55%, 03/15/52		349	238,089
Kilroy Realty LP, 3.05%, 02/15/30		220	172,036
			2,170,839
Oil, Gas & Consumable Fuels — 9.2%
Atmos Energy Corp., 2.85%, 02/15/52		215	145,174
BP Capital Markets America, Inc.
3.59%, 04/14/27		250	239,076
3.94%, 09/21/28		173	165,509
1.75%, 08/10/30		27	22,109
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets America, Inc.
3.06%, 06/17/41	USD	1,184	$ 896,562
Cameron LNG LLC, 3.30%, 01/15/35(a)		505	420,970
Cenovus Energy, Inc., 3.75%, 02/15/52		208	147,201
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25		2,200	2,189,440
Cheniere Energy Partners LP
3.25%, 01/31/32		1,538	1,265,236
5.95%, 06/30/33(a)		610	611,775
ConocoPhillips Co., 3.80%, 03/15/52		225	182,137
DCP Midstream Operating LP, 3.25%, 02/15/32		1,418	1,200,179
Devon Energy Corp.
4.50%, 01/15/30		270	254,157
4.75%, 05/15/42		292	246,130
Diamondback Energy, Inc.
3.50%, 12/01/29		730	657,089
6.25%, 03/15/33		530	548,268
4.25%, 03/15/52		392	300,662
Enbridge, Inc.
4.00%, 10/01/23		2,070	2,061,752
0.55%, 10/04/23		575	567,636
2.50%, 01/15/25		615	584,866
3.70%, 07/15/27		297	280,367
5.70%, 03/08/33		1,299	1,316,837
2.50%, 08/01/33		247	192,895
4.50%, 06/10/44		75	62,430
4.00%, 11/15/49		63	48,574
6.25%, 03/01/78		780	717,705
Energy Transfer LP
4.90%, 02/01/24		730	724,991
4.50%, 04/15/24		550	543,678
4.00%, 10/01/27		115	107,686
3.75%, 05/15/30		265	239,112
5.95%, 10/01/43		160	149,268
5.35%, 05/15/45		837	731,495
6.13%, 12/15/45		415	394,274
5.30%, 04/15/47		84	73,061
5.40%, 10/01/47		705	621,368
6.00%, 06/15/48		82	77,761
6.25%, 04/15/49		250	244,170
5.00%, 05/15/50		100	84,456
Series 5Y, 4.20%, 09/15/23		1,186	1,181,585
Enterprise Products Operating LLC
3.95%, 02/15/27		295	284,734
5.95%, 02/01/41		196	204,157
5.70%, 02/15/42		114	115,840
4.45%, 02/15/43		377	331,307
4.25%, 02/15/48		86	72,849
4.80%, 02/01/49		406	371,622
4.20%, 01/31/50		575	480,569
EOG Resources, Inc., 4.95%, 04/15/50		80	78,949
EQT Corp., 5.70%, 04/01/28		190	187,524
Hess Corp.
4.30%, 04/01/27		416	398,984
5.60%, 02/15/41		642	614,249
5.80%, 04/01/47		396	384,725
HF Sinclair Corp., 2.63%, 10/01/23		640	634,679
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		290	315,836
6.95%, 01/15/38		100	107,390
6.50%, 09/01/39		150	153,398
4.70%, 11/01/42		150	124,647

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
5.00%, 03/01/43	USD	150	$ 129,063
Kinder Morgan, Inc.
5.55%, 06/01/45		250	230,318
5.05%, 02/15/46		373	318,680
Marathon Oil Corp., 4.40%, 07/15/27		294	280,402
Marathon Petroleum Corp., 4.75%, 09/15/44		151	126,289
MPLX LP
1.75%, 03/01/26		648	588,204
4.13%, 03/01/27		596	570,276
4.25%, 12/01/27		487	462,491
4.95%, 03/14/52		813	690,476
5.65%, 03/01/53		85	79,413
Occidental Petroleum Corp.
7.50%, 05/01/31		695	758,829
6.45%, 09/15/36		415	425,914
4.20%, 03/15/48		190	140,743
Ovintiv, Inc.
5.65%, 05/15/25		960	952,377
5.65%, 05/15/28		1,701	1,667,271
Phillips 66, 3.30%, 03/15/52		380	260,498
Pioneer Natural Resources Co.
1.13%, 01/15/26		255	229,628
5.10%, 03/29/26		247	245,518
1.90%, 08/15/30		370	299,840
2.15%, 01/15/31		292	239,034
Plains All American Pipeline LP/PAA Finance Corp., 4.30%, 01/31/43		250	186,814
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		960	958,348
5.00%, 03/15/27		156	153,549
4.20%, 03/15/28		126	119,418
TotalEnergies Capital International SA, 3.13%, 05/29/50		5	3,631
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		287	270,125
Valero Energy Corp., 4.00%, 06/01/52		55	41,460
Williams Cos., Inc.
4.00%, 09/15/25		177	170,868
3.75%, 06/15/27		783	738,916
			36,697,493
Passenger Airlines — 0.6%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		98	86,471
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29		585	538,395
Series 2019-1, Class B, 3.85%, 02/15/28		300	255,310
British Airways Pass Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		228	199,328
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		380	354,586
United Airlines Pass-Through Trust
Series 2019-2, Class AA, 2.70%, 05/01/32		189	158,276
Series 2020-1, Class A, 5.88%, 10/15/27		744	737,449
Series 2020-1, Class B, 4.88%, 01/15/26		209	199,409
			2,529,224
Pharmaceuticals — 2.1%
Bayer U.S. Finance II LLC
3.88%, 12/15/23(a)		782	774,444
4.25%, 12/15/25(a)		215	207,453
4.38%, 12/15/28(a)		1,260	1,195,292
Security		Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc.
2.75%, 02/10/25	USD	588	$ 565,918
2.15%, 12/10/31		248	205,478
4.50%, 05/17/33		586	581,266
6.50%, 12/01/33		130	149,117
2.75%, 12/10/51		265	182,780
5.00%, 05/17/53		215	217,803
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30		1,090	1,076,989
4.75%, 05/19/33		957	953,394
5.30%, 05/19/53		1,240	1,289,205
Roche Holdings, Inc., 2.61%, 12/13/51(a)		570	386,266
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/50		507	357,102
Wyeth LLC, 5.95%, 04/01/37		203	221,924
			8,364,431
Residential REITs — 0.2%
AvalonBay Communities, Inc., 5.00%, 02/15/33		265	263,908
Camden Property Trust, 2.80%, 05/15/30		120	104,142
Mid-America Apartments LP
3.60%, 06/01/27		23	21,717
1.70%, 02/15/31		120	94,721
UDR, Inc.
3.00%, 08/15/31		64	54,134
2.10%, 08/01/32		107	81,228
			619,850
Retail REITs — 1.0%
Kimco Realty OP LLC, 4.60%, 02/01/33		549	507,636
Realty Income Corp.
3.95%, 08/15/27		395	375,146
2.20%, 06/15/28		164	141,997
4.85%, 03/15/30		195	188,506
5.63%, 10/13/32		442	446,690
2.85%, 12/15/32		120	97,593
4.90%, 07/15/33		162	154,843
Regency Centers LP
4.13%, 03/15/28		298	278,318
3.70%, 06/15/30		1,415	1,264,299
Simon Property Group LP
2.25%, 01/15/32		114	88,904
5.50%, 03/08/33		610	605,655
			4,149,587
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.
1.70%, 10/01/28		25	21,482
2.80%, 10/01/41		190	141,100
Applied Materials, Inc., 3.30%, 04/01/27		605	576,949
Broadcom, Inc.
4.15%, 11/15/30		294	270,495
4.15%, 04/15/32(a)		250	226,443
3.42%, 04/15/33(a)		677	566,147
4.93%, 05/15/37(a)		1,489	1,347,551
Intel Corp.
4.00%, 12/15/32		104	97,690
5.20%, 02/10/33		423	427,009
5.70%, 02/10/53		605	615,464
5.90%, 02/10/63		466	481,247
KLA Corp.
4.65%, 11/01/24		12	11,849
4.10%, 03/15/29		582	559,808
5.00%, 03/15/49		326	316,427
3.30%, 03/01/50		261	195,735

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.
3.75%, 03/15/26	USD	765	$ 742,483
2.88%, 06/15/50		135	94,315
NVIDIA Corp., 3.50%, 04/01/40		340	291,071
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		701	657,075
3.40%, 05/01/30		185	163,621
2.50%, 05/11/31		760	619,932
2.65%, 02/15/32		412	332,768
QUALCOMM, Inc., 4.30%, 05/20/47		372	337,257
Texas Instruments, Inc., 2.70%, 09/15/51		101	70,012
			9,163,930
Software — 1.8%
Autodesk, Inc., 2.40%, 12/15/31		955	781,464
Microsoft Corp.
2.53%, 06/01/50		1,318	911,721
2.92%, 03/17/52		404	300,563
Oracle Corp.
3.85%, 07/15/36		114	95,143
3.60%, 04/01/40		150	116,041
5.38%, 07/15/40		800	763,487
3.65%, 03/25/41		208	160,249
4.50%, 07/08/44		300	250,715
4.13%, 05/15/45		245	191,990
4.00%, 07/15/46		172	132,201
4.00%, 11/15/47		1,006	774,503
3.60%, 04/01/50		1,243	888,197
Salesforce, Inc.
2.70%, 07/15/41		357	262,290
2.90%, 07/15/51		200	140,600
VMware, Inc., 2.20%, 08/15/31		1,667	1,309,928
			7,079,092
Specialty Retail — 0.9%
Home Depot, Inc.
4.40%, 03/15/45		127	115,696
4.25%, 04/01/46		200	177,291
3.90%, 06/15/47		120	101,981
3.13%, 12/15/49		231	169,007
Lowe’s Cos., Inc.
5.15%, 07/01/33		735	734,734
3.70%, 04/15/46		485	369,163
4.55%, 04/05/49		199	169,784
5.13%, 04/15/50		484	454,112
3.00%, 10/15/50		260	170,411
4.25%, 04/01/52		517	421,810
5.63%, 04/15/53		510	509,694
			3,393,683
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.
3.85%, 05/04/43		109	97,264
4.38%, 05/13/45		650	617,273
4.65%, 02/23/46		400	394,617
3.85%, 08/04/46		100	88,037
3.75%, 09/12/47		200	172,847
2.65%, 02/08/51		515	355,734
2.70%, 08/05/51		467	325,288
3.95%, 08/08/52		260	229,151
Dell International LLC/EMC Corp., 6.02%, 06/15/26		135	137,215
Hewlett Packard Enterprise Co., 5.90%, 10/01/24		810	810,233
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.
2.20%, 06/17/25	USD	1,200	$ 1,128,696
1.45%, 06/17/26		1,094	981,669
			5,338,024
Tobacco — 0.7%
Altria Group, Inc.
4.80%, 02/14/29		190	184,785
2.45%, 02/04/32		115	89,683
4.50%, 05/02/43		75	59,644
5.95%, 02/14/49		473	449,042
3.70%, 02/04/51		125	83,706
BAT Capital Corp.
4.70%, 04/02/27		1,015	982,748
2.26%, 03/25/28		300	257,105
2.73%, 03/25/31		160	127,437
Philip Morris International, Inc., 5.13%, 02/15/30		147	145,345
Reynolds American, Inc.
5.70%, 08/15/35		512	481,196
7.00%, 08/04/41		70	69,487
			2,930,178
Trading Companies & Distributors — 0.9%
Air Lease Corp.
3.38%, 07/01/25		844	799,920
2.88%, 01/15/26		911	842,709
1.88%, 08/15/26		2,305	2,046,999
			3,689,628
Wireless Telecommunication Services — 1.5%
America Movil SAB de CV
3.63%, 04/22/29		250	228,312
4.38%, 04/22/49		525	454,125
Rogers Communications, Inc.
3.80%, 03/15/32(a)		986	861,884
4.30%, 02/15/48		298	231,828
4.35%, 05/01/49		142	112,152
3.70%, 11/15/49		69	48,858
4.55%, 03/15/52(a)		1,364	1,096,960
T-Mobile U.S.A., Inc.
2.05%, 02/15/28		765	663,321
2.55%, 02/15/31		100	83,121
3.50%, 04/15/31		633	558,558
2.70%, 03/15/32		631	521,225
4.38%, 04/15/40		350	309,083
3.00%, 02/15/41		165	120,633
4.50%, 04/15/50		150	128,707
3.30%, 02/15/51		265	185,895
3.40%, 10/15/52		780	556,652
			6,161,314
Total Corporate Bonds — 84.1% (Cost: $364,414,926)			334,338,608
Foreign Agency Obligations
Mexico — 0.1%
Petroleos Mexicanos, 6.88%, 08/04/26		445	413,294
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		560	439,913
Total Foreign Agency Obligations — 0.2% (Cost: $1,006,724)			853,207

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Foreign Government Obligations
Chile — 0.2%
Republic of Chile, 3.50%, 01/25/50	USD	955	$ 715,820
Indonesia — 0.3%
Republic of Indonesia
4.13%, 01/15/25(a)		350	343,532
3.50%, 01/11/28		725	681,087
			1,024,619
Israel — 0.1%
State of Israel, 3.88%, 07/03/50		250	204,618
Italy — 0.3%
Republic of Italy, 0.88%, 05/06/24		1,332	1,274,324
Panama — 0.2%
Republic of Panama
3.16%, 01/23/30		600	524,838
4.50%, 04/01/56		200	148,980
			673,818
Peru — 0.1%
Republic of Peru
3.30%, 03/11/41		410	314,568
2.78%, 12/01/60		285	173,044
			487,612
Philippines — 0.1%
Republic of Philippines, 5.50%, 01/17/48		460	472,852
Poland — 0.0%
Republic of Poland, 3.25%, 04/06/26		190	182,999
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 5.00%, 01/18/53(a)		390	360,769
Total Foreign Government Obligations — 1.4% (Cost: $5,857,919)			5,397,431
Municipal Bonds
California — 1.1%
City of San Francisco Public Utilities Commission Water Revenue RB, Series A, 3.30%, 11/01/39		495	423,269
Los Angeles Community College District, GO, Refunding, 1.61%, 08/01/28		1,170	1,021,118
Los Angeles Department of Water & Power Power System RB, 6.57%, 07/01/45		1,075	1,285,969
State of California, GO, 7.63%, 03/01/40		950	1,190,314
University of California, RB, 3.35%, 07/01/29		550	509,599
			4,430,269
Illinois — 0.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40		1,000	1,140,887
New York — 0.7%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39		1,125	1,398,457
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39		590	482,957
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62		940	862,386
			2,743,800
Security		Par (000)	Value
Texas — 0.0%
Texas Transportation Commission RB, 2.56%, 04/01/42	USD	210	$ 159,766
Total Municipal Bonds — 2.1% (Cost: $8,544,364)			8,474,722
Preferred Securities
Capital Trusts — 1.7%
Banks — 0.6%
ING Groep NV, 3.88%(b)		640	455,544
Lloyds Banking Group PLC
7.50%(b)		380	355,357
8.00%(b)		270	246,685
NatWest Group PLC, 6.00%(b)		810	749,250
U.S. Bancorp
3.70%(b)		820	608,358
Series J, 5.30%(b)		170	138,125
			2,553,319
Capital Markets — 0.6%
Charles Schwab Corp.
Series H, 4.00%(b)		298	217,465
Series I, 4.00%(b)		500	406,375
State Street Corp.
Series F, (3-mo. LIBOR US + 3.60%), 9.15%(b)(c)		95	94,764
Series H, 5.63%(b)		735	682,980
UBS Group AG
4.88%(a)(b)		770	616,424
7.00%(b)(d)		273	259,229
			2,277,237
Electric Utilities — 0.5%
American Electric Power Co., Inc., 5.70%, 08/15/25		1,255	1,246,516
Southern Co., 4.48%, 08/01/24(e)		662	649,908
			1,896,424
Industrial Conglomerates — 0.0%
General Electric Co., Series D, (3-mo. LIBOR US + 3.33%), 8.88%(b)(c)		125	125,000
Oil, Gas & Consumable Fuels — 0.0%
TransCanada Trust, Series 16-A, 5.88%, 08/15/76		120	113,190
Total Preferred Securities — 1.7% (Cost: $7,899,963)			6,965,170
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 08/15/40		1,155	742,629
2.25%, 05/15/41 - 02/15/52		1,500	1,131,484
3.75%, 08/15/41		2,650	2,559,631
3.88%, 02/15/43 - 05/15/43		3,575	3,486,094
3.00%, 05/15/45 - 08/15/52		825	700,028
2.75%, 08/15/47		4,610	3,708,169
2.38%, 11/15/49		3,700	2,762,715
4.00%, 11/15/52		2,050	2,105,734
3.63%, 05/15/53		450	432,492
U.S. Treasury Notes
3.88%, 03/31/25		5,000	4,901,758
3.75%, 04/15/26		4,900	4,795,875

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
4.13%, 06/15/26	USD	4,000	$ 3,959,687
3.50%, 01/31/28		2,150	2,087,767
Total U.S. Treasury Obligations — 8.4% (Cost: $34,438,260)			33,374,063
Total Long-Term Investments — 97.9% (Cost: $422,162,156)			389,403,201
Shares
Short-Term Securities
Money Market Funds — 0.9%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.96%(f)	3,794,558	3,794,558
		Par (000)
U.S. Treasury Obligations(g) — 0.2%
U.S. Treasury Bills, 5.16%, 09/14/23	USD	650	643,198
Total Short-Term Securities — 1.1% (Cost: $4,437,843)			4,437,756
Total Investments — 99.0% (Cost: $426,599,999)			393,840,957
Other Assets Less Liabilities — 1.0%			3,805,896
Net Assets — 100.0%			$ 397,646,853
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Perpetual security with no stated maturity date.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	53	09/20/23	$ 6,726	$ (22,087)
U.S. Treasury Notes (10 Year)	91	09/20/23	10,216	(95,319)
U.S. Ultra Treasury Bonds	10	09/20/23	1,362	(334)
U.S. Treasury Notes (2 Year)	249	09/29/23	50,633	(236,181)
				(353,921)
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	176	09/20/23	20,845	147,208
U.S. Treasury Notes (5 Year)	50	09/29/23	5,355	39,044
				186,252
				$ (167,669)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1	1.00%	Quarterly	06/20/28	USD	26,580	$ (407,261)	$ (284,959)	$ (122,302)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	A-	USD	206	$ 882	$ (894)	$ 1,776
Bank of America Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	A-	USD	4,064	17,389	2,681	14,708
								$ 18,271	$ 1,787	$ 16,484
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BATS: Series C Portfolio
Fair Value Hierarchy as of Period End (continued)
funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 334,338,608	$ —	$ 334,338,608
Foreign Agency Obligations	—	853,207	—	853,207
Foreign Government Obligations	—	5,397,431	—	5,397,431
Municipal Bonds	—	8,474,722	—	8,474,722
Preferred Securities	—	6,965,170	—	6,965,170
U.S. Treasury Obligations	—	33,374,063	—	33,374,063
Short-Term Securities
Money Market Funds	3,794,558	—	—	3,794,558
U.S. Treasury Obligations	—	643,198	—	643,198
	$ 3,794,558	$ 390,046,399	$ —	$ 393,840,957
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 16,484	$ —	$ 16,484
Interest Rate Contracts	186,252	—	—	186,252
Liabilities
Credit Contracts	—	(122,302)	—	(122,302)
Interest Rate Contracts	(353,921)	—	—	(353,921)
	$ (167,669)	$ (105,818)	$ —	$ (273,487)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
DAC	Designated Activity Co.
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
OTC	Over-the-Counter
RB	Revenue Bonds
S&P	Standard & Poor’s